Note 9 - Premises and Equipment	12 Months Ended
Dec. 31, 2025
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]

Note 9 - Premises and Equipment

The components of premises and equipment at December 31, 2025 and 2024 are as follows (in thousands):

	2025	2024
Leasehold improvements	$617	$605
Furniture, fixtures and equipment	4,578	3,958
	5,195	4,563
Accumulated depreciation	(3,655)	(2,937)
Premises and equipment, net	$1,540	$1,626

Depreciation expense for the years ended December 31, 2025 and 2024 amounted to approximately $718,000 and $602,000, respectively.